Right-of-Use Assets - Schedule Interest Expense Arising From Lease Liabilities And Expenses Related To Short-Term Leases (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Interest expense on lease liabilities	¥ 19	¥ 15	¥ 9
Short-term leases expenses, charged to cost of revenue and expenses	¥ 208	¥ 331	¥ 238